Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 682,982	$ 1,339,008	$ 1,077,392
Non-cash adjustments:
Depreciation of property, plant and equipment	69,552	19,784	3,855
Non-cash operating lease expense	34,334	44,904	46,979
Allowance for expected credit loss	(28,966)	6,937	44,765
Compensation to Square Gate	36,788
Interest income from Director	(21,317)
(Increase) Decrease In:
Accounts receivable	700,407	(259,743)	(350,767)
Deposits and prepayment	127,905	(78,278)	(6,028)
Deposits and prepayment – related party			(169,834)
Contract assets	353,292	(356,110)	(120,380)
Increase (Decrease) In:
Accounts payable	95,849	(1,952,070)	1,290,186
Accounts payable – related party	(1,627,269)	1,627,269	(175,479)
Other payables and accrued liabilities	156,675	(98,002)	320,152
Contract liabilities	9,479
Tax payables	(308,790)	69,228	102,896
Operating lease liabilities	(40,565)	(36,838)	(41,906)
Net cash provided by operating activities	240,355	326,089	2,021,831
Cash flows used in investing activities:
Purchases of property, plant and equipment	(8,333)	(592,585)	(7,455)
Net cash used in investing activities	(8,333)	(592,585)	(7,455)
Cash flows (used in) provided by financing activities:
Dividends paid			(1,474,359)
Payment of offering costs	(8,254,865)	(1,871,824)	(543,620)
Prepayment for financing services		(897,436)
Deposit paid to a director	(297,436)	(600,000)
Payment of offering costs related to ELOC		(10,000)
Gross Proceeds from Offering	13,549,345	5,379,500
Net borrowings from (repayment to) a director	(20,363)	8,586
Net cash (used in) provided by financing activities	4,976,681	2,008,826	(2,017,979)
Net (decrease) increase in cash and cash equivalents	5,208,703	1,742,330	(3,603)
Effect of changes in exchange rates	223
Cash and cash equivalents at beginning of year	2,296,462	554,132	557,735
Cash and cash equivalents at end of year	7,505,388	2,296,462	554,132
Supplemental Disclosure of Cash Flow Information
Interest received	41,241	63,175	3,481
Income tax paid	(508,939)	(154,581)	(89,356)
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for new operating lease obligations		40,789	123,162
Accrual of offering costs			762,821
Ordinary shares issued for settlement of deferred financing costs and Shares issued as compensation for Square Gate	$ 36,788	$ 364,286